Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Valuation Allowance [Line Items]
Corporate inversion, other	Generally, in “80 percent identity” transactions (i.e., former equity holders of the U.S. Company owns 80% or more of the equity of the non-U.S. acquiring entity, excluding certain equity interests), the tax benefits of the inversion are limited by treating the non-U.S. acquiring entity as a domestic entity for U.S. tax purposes. In “60-80 percent identity” transactions, the benefits of the inversion are limited by barring certain corporate-level “toll charges” from being offset by certain tax attributes of the U.S. Company (e.g., loss carryforwards), and imposing excise taxes on certain stock-based compensation held by “insiders” of the U.S. Company. Management is of the view that a corporate inversion has resulted from the reverse takeover transaction it completed in fiscal 2009; however, it has not yet determined whether the Company is subject to the “80 percent” or the “60-80 percent” identity with respect to the transactions undertaken in the fiscal 2009 year since the interpretation of which categories of stock ownership are to be considered under the inversion rules is not yet settled.
Canada Revenue Agency [Member]
Valuation Allowance [Line Items]
Income tax provision (benefit)	$ 0	$ 0	$ 0